Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MANAGERS AMG FUNDS
Central Index Key	0001089951
Amendment Flag	false
Document Creation Date	Sep 12, 2013
Document Effective Date	Sep 12, 2013
Prospectus Date	Apr 29, 2013

MANAGERS AMG FUNDS

GW&K Small Cap Equity Fund

Supplement dated September 12, 2013 to the

Prospectus dated April 29, 2013

The following information supplements and supersedes any information to the contrary relating to GW&K Small Cap Equity Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated April 29, 2013.

The section titled “Principal Investment Strategies” located on page 6 of the Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Funds’ portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Supplement [Text Block]	maf_SupplementTextBlock

MANAGERS AMG FUNDS

GW&K Small Cap Equity Fund

Supplement dated September 12, 2013 to the

Prospectus dated April 29, 2013

The following information supplements and supersedes any information to the contrary relating to GW&K Small Cap Equity Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated April 29, 2013.

The section titled “Principal Investment Strategies” located on page 6 of the Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Funds’ portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

GW & K Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	maf_SupplementTextBlock

MANAGERS AMG FUNDS

GW&K Small Cap Equity Fund

Supplement dated September 12, 2013 to the

Prospectus dated April 29, 2013

The following information supplements and supersedes any information to the contrary relating to GW&K Small Cap Equity Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated April 29, 2013.

The section titled “Principal Investment Strategies” located on page 6 of the Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Funds’ portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Funds’ portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 12, 2013